SIGNIFICANT ACCOUNTING POLICIES, Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	349,000		13,839,000		14,105,000
Net loss attributable to parent [Abstract]
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	$ 7,368		$ (63,657)		$ (18,805)
Basic weighted average number of shares (in shares)	140,090,112		35,382,913		29,547,365
Effect on dilutive shares - options and restricted stock (in shares)	236,652		0		0
Diluted weighted average number of shares (in shares)	140,326,764		35,382,913		29,547,365
Basic and diluted income (loss) per share attributable to Ultrapetrol (Bahamas) Limited (in dollars per share)	$ 0.05		$ (1.80)		$ (0.64)
Loss Contingencies [Line Items]
Other operating income, net	5,692	[1]	8,376	[1]	8,257	[1]
Gain on sale of river pushboat	0		3,564		0
Income taxes [Abstract]
Income tax examination, period of examination, minimum	3 years
Income tax examination, period of examination, maximum	7 years
Arbitration Award [Member]
Loss Contingencies [Line Items]
Gain on settlement					4,748
Settlement Agreement [Member]
Loss Contingencies [Line Items]
Gain on settlement	$ 1,356
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	349,000		459,000		349,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	0		329,000		705,000
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	0		13,051,000		13,051,000

[1]	(1) Operating expenses included $ 2,509, $2,753 and $4,622 in 2013, 2012 and 2011, respectively, from related parties.